INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
Schedule of investment property summary

As at December 31,	2021	2020
Income-producing properties	$7,727,368	$5,786,338
Properties under development	162,817	31,488
Land held for development	80,973	37,757
	$7,971,158	$5,855,583

Schedule of changes in investment properties

Years Ended December 31,	2021			2020
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development

Balance, beginning of year	$5,786,338	$31,488	$37,757	$4,377,623	$51,310	$28,966
Maintenance or improvements	10,897	—	—	3,997	—	—
Leasing commissions	2,456	3,298	—	3,449	—	—
Tenant allowances	3,439	—	—	1,784	—	—
Developments or expansions	8,726	88,729	1,906	12,582	39,083	458
Acquisitions (note 3)	857,939	24,093	63,692	1,000,618	35,777	9,264
Costs to complete acquired property (note 6)	8,344	—	—	8,622	—	—
Disposals (note 5)	(36,793)	—	—	(31,276)	—	—
Transfer to properties under development	—	16,812	(16,812)	—	—	—
Transfer to income-producing properties	—	—	—	97,733	(97,733)	—
Amortization of straight-line rent	8,889	—	—	8,842	—	—
Amortization of tenant allowances	(5,105)	—	—	(5,321)	—	—
Other changes	350	—	—	(16)	—	—
Fair value gains (losses), net	1,300,499	(280)	(1,354)	273,914	(145)	(332)
Foreign currency translation, net	(157,468)	(1,323)	(747)	33,787	3,196	(599)
Classified as assets held for sale (note 5)	(61,143)	—	(3,469)	—	—	—
Balance, end of year	$7,727,368	$162,817	$80,973	$5,786,338	$31,488	$37,757

Schedule of minimum rental commitments payable on non-cancellable operating leases

2022	$357,327
2023	334,660
2024	255,396
2025	231,666
2026	199,784
2027 and thereafter	975,598
$2,354,431

Schedule of the key valuation metrics for income-producing properties by country
Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2021 (1)			2020
	Weighted average (2)	Maximum	Minimum	Weighted average (2)	Maximum	Minimum
Canada
Discount rate	5.14%	6.50%	4.50%	5.71%	6.25%	5.25%
Terminal capitalization rate	4.54%	5.75%	4.00%	5.22%	5.50%	4.75%

United States
Discount rate	5.54%	9.25%	4.75%	6.18%	9.25%	5.00%
Terminal capitalization rate	4.79%	8.50%	3.75%	5.58%	8.50%	4.75%

Germany
Discount rate	6.48%	9.75%	4.90%	6.85%	9.00%	5.50%
Terminal capitalization rate	5.38%	8.75%	3.90%	5.83%	8.25%	4.50%

Austria
Discount rate	8.28%	9.50%	7.90%	8.58%	10.50%	8.25%
Terminal capitalization rate	7.16%	7.65%	6.65%	7.47%	9.75%	7.00%

Netherlands
Discount rate	4.44%	6.25%	3.60%	4.99%	6.25%	4.40%
Terminal capitalization rate	4.94%	7.40%	3.80%	5.58%	7.40%	4.80%

Other
Discount rate	N/A	N/A	N/A	7.32%	7.50%	7.00%
Terminal capitalization rate	N/A	N/A	N/A	6.97%	9.75%	6.00%

Total
Discount rate	5.67%	9.75%	3.60%	6.38%	10.50%	4.40%
Terminal capitalization rate	5.03%	8.75%	3.75%	5.82%	9.75%	4.50%

(1)	Excludes assets held for sale (note 5).
(2)	Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$7,427,244	$(300,124)	$7,249,199	$(478,169)
+25 basis points	7,575,460	(151,908)	7,476,136	(251,232)
Base rate	7,727,368	—	7,727,368	—
-25 basis points	7,882,953	155,585	8,006,996	279,628
-50 basis points	$8,042,436	$315,068	$8,320,427	$593,059